SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Sep. 30, 2015 USD ($) trust location	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of special-purpose subsidiary trusts | trust	2
Number of full-service bank locations | location	13
Cash and Cash Equivalents
Maturity period of federal funds sold	1 day
Capital Stock of the Federal Reserve Bank
Investment in FRB stock (as a percent)	6
Goodwill
Impairment losses related to goodwill | $	$ 0	$ 0	$ 0
Office buildings and improvements | Minimum
Premises and Equipment
Estimated lives	3 years
Office buildings and improvements | Maximum
Premises and Equipment
Estimated lives	40 years
Furniture and equipment | Minimum
Premises and Equipment
Estimated lives	3 years
Furniture and equipment | Maximum
Premises and Equipment
Estimated lives	10 years